Distribution Date:	10/19/26	BMO 2024-5C4 Mortgage Trust
Determination Date:	10/13/26
Next Distribution Date:	11/18/26
Record Date:	09/30/26	Commercial Mortgage Pass-Through Certificates
Series 2024-5C4

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	BMO Commercial Mortgage Securities LLC c/o BMO Capital
			Markets Corp.
Certificate Factor Detail	3		Attention: Paul Vanderslice, Michael Birajiclian and David Schell	Paul.Vanderslice@bmo.com,
Certificate Interest Reconciliation Detail	4			Michael.Birajiclian@bmo.com and
				David.Schell@bmo.com
Additional Information	5		151 West 42nd Street | New York, NY 10036 | United States
Bond / Collateral Reconciliation - Cash Flows	6	Trustee	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Balances	7		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Current Mortgage Loan and Property Stratification	8-12			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Mortgage Loan Detail (Part 1)	13-14
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Mortgage Loan Detail (Part 2)	15-16		Association
Principal Prepayment Detail	17		Attention: Executive Vice President – Division Head	NoticeAdmin@midlandls.com;
				AskMidland@midlandls.com
Historical Detail	18		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Delinquency Loan Detail	19	Special Servicer	Argentic Services Company LP
Collateral Stratification and Historical Detail	20		Attention: Andrew Hundertmark	ahundertmark@argenticservices.com
Specially Serviced Loan Detail - Part 1	21		740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
Specially Serviced Loan Detail - Part 2	22	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Modified Loan Detail	23		Attention: Surveillance Manager	notices@pentalphasurveilllance.com
Historical Liquidated Loan Detail	24		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25	Certificate Administrator	Computershare Trust Company, N.A.
Interest Shortfall Detail - Collateral Level	26		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Supplemental Notes	27		9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Controlling Class	Argentic Securities Income USA 2 LLC
		Representative
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	09660SAS9	6.017100%	5,330,000.00	3,064,069.87	3,064,069.87	15,364.01	0.00	0.00	3,079,433.88	0.00	0.00%	30.00%
A-2	09660SAT7	6.045000%	103,040,000.00	103,040,000.00	261,099.18	519,064.00	0.00	0.00	780,163.18	102,778,900.82	30.12%	30.00%
A-3	09660SAU4	6.526200%	495,689,000.00	495,689,000.00	0.00	2,695,804.63	0.00	0.00	2,695,804.63	495,689,000.00	30.12%	30.00%
A-S	09660SAX8	6.866000%	105,710,000.00	105,710,000.00	0.00	604,837.38	0.00	0.00	604,837.38	105,710,000.00	17.78%	17.75%
B	09660SAY6	7.017114%	44,226,000.00	44,226,000.00	0.00	258,615.75	0.00	0.00	258,615.75	44,226,000.00	12.62%	12.63%
C	09660SAZ3	7.017114%	31,281,000.00	31,281,000.00	0.00	182,918.63	0.00	0.00	182,918.63	31,281,000.00	8.96%	9.00%
D	09660SAE0	4.250000%	15,102,000.00	15,102,000.00	0.00	53,486.25	0.00	0.00	53,486.25	15,102,000.00	7.20%	7.25%
E	09660SAG5	4.250000%	8,629,000.00	8,629,000.00	0.00	30,561.04	0.00	0.00	30,561.04	8,629,000.00	6.19%	6.25%
F	09660SAJ9	4.250000%	14,023,000.00	14,023,000.00	0.00	49,664.79	0.00	0.00	49,664.79	14,023,000.00	4.56%	4.63%
G-RR	09660SAL4	7.017114%	8,630,000.00	8,630,000.00	0.00	50,464.75	0.00	0.00	50,464.75	8,630,000.00	3.55%	3.63%
J-RR*	09660SAN0	7.017114%	31,281,671.00	31,281,671.00	0.00	106,459.53	0.00	893,330.12	106,459.53	30,388,340.88	0.00%	0.00%
R	09660SAQ3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			862,941,671.00	860,675,740.87	3,325,169.05	4,567,240.76	0.00	893,330.12	7,892,409.81	856,457,241.70

X-A	09660SAV2	0.575898%	604,059,000.00	601,793,069.87	0.00	288,809.74	0.00	0.00	288,809.74	598,467,900.82
X-B	09660SAW0	0.088150%	181,217,000.00	181,217,000.00	0.00	13,311.92	0.00	0.00	13,311.92	181,217,000.00
X-D	09660SAA8	2.767114%	23,731,000.00	23,731,000.00	0.00	54,721.99	0.00	0.00	54,721.99	23,731,000.00
X-F	09660SAC4	2.767114%	14,023,000.00	14,023,000.00	0.00	32,336.04	0.00	0.00	32,336.04	14,023,000.00
Notional SubTotal			823,030,000.00	820,764,069.87	0.00	389,179.69	0.00	0.00	389,179.69	817,438,900.82

Deal Distribution Total					3,325,169.05	4,956,420.45	0.00	893,330.12	8,281,589.50

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	09660SAS9	574.87239587	574.87239587	2.88255347	0.00000000	0.00000000	0.00000000	0.00000000	577.75494934	0.00000000
A-2	09660SAT7	1,000.00000000	2.53395943	5.03750000	0.00000000	0.00000000	0.00000000	0.00000000	7.57145943	997.46604057
A-3	09660SAU4	1,000.00000000	0.00000000	5.43850001	0.00000000	0.00000000	0.00000000	0.00000000	5.43850001	1,000.00000000
A-S	09660SAX8	1,000.00000000	0.00000000	5.72166664	0.00000000	0.00000000	0.00000000	0.00000000	5.72166664	1,000.00000000
B	09660SAY6	1,000.00000000	0.00000000	5.84759531	0.00000000	0.00000000	0.00000000	0.00000000	5.84759531	1,000.00000000
C	09660SAZ3	1,000.00000000	0.00000000	5.84759535	0.00000000	0.00000000	0.00000000	0.00000000	5.84759535	1,000.00000000
D	09660SAE0	1,000.00000000	0.00000000	3.54166667	0.00000000	0.00000000	0.00000000	0.00000000	3.54166667	1,000.00000000
E	09660SAG5	1,000.00000000	0.00000000	3.54166647	0.00000000	0.00000000	0.00000000	0.00000000	3.54166647	1,000.00000000
F	09660SAJ9	1,000.00000000	0.00000000	3.54166655	0.00000000	0.00000000	0.00000000	0.00000000	3.54166655	1,000.00000000
G-RR	09660SAL4	1,000.00000000	0.00000000	5.84759560	0.00000000	0.00000000	0.00000000	0.00000000	5.84759560	1,000.00000000
J-RR	09660SAN0	1,000.00000000	0.00000000	3.40325586	2.44433969	28.70558066	0.00000000	28.55762149	3.40325586	971.44237851
R	09660SAQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	09660SAV2	996.24882647	0.00000000	0.47811512	0.00000000	0.00000000	0.00000000	0.00000000	0.47811512	990.74411741
X-B	09660SAW0	1,000.00000000	0.00000000	0.07345845	0.00000000	0.00000000	0.00000000	0.00000000	0.07345845	1,000.00000000
X-D	09660SAA8	1,000.00000000	0.00000000	2.30592853	0.00000000	0.00000000	0.00000000	0.00000000	2.30592853	1,000.00000000
X-F	09660SAC4	1,000.00000000	0.00000000	2.30592883	0.00000000	0.00000000	0.00000000	0.00000000	2.30592883	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/26 - 09/30/26	30	0.00	15,364.01	0.00	15,364.01	0.00	0.00	0.00	15,364.01	0.00
A-2	09/01/26 - 09/30/26	30	0.00	519,064.00	0.00	519,064.00	0.00	0.00	0.00	519,064.00	0.00
A-3	09/01/26 - 09/30/26	30	0.00	2,695,804.63	0.00	2,695,804.63	0.00	0.00	0.00	2,695,804.63	0.00
X-A	09/01/26 - 09/30/26	30	0.00	288,809.74	0.00	288,809.74	0.00	0.00	0.00	288,809.74	0.00
X-B	09/01/26 - 09/30/26	30	0.00	13,311.92	0.00	13,311.92	0.00	0.00	0.00	13,311.92	0.00
A-S	09/01/26 - 09/30/26	30	0.00	604,837.38	0.00	604,837.38	0.00	0.00	0.00	604,837.38	0.00
B	09/01/26 - 09/30/26	30	0.00	258,615.75	0.00	258,615.75	0.00	0.00	0.00	258,615.75	0.00
C	09/01/26 - 09/30/26	30	0.00	182,918.63	0.00	182,918.63	0.00	0.00	0.00	182,918.63	0.00
X-D	09/01/26 - 09/30/26	30	0.00	54,721.99	0.00	54,721.99	0.00	0.00	0.00	54,721.99	0.00
X-F	09/01/26 - 09/30/26	30	0.00	32,336.04	0.00	32,336.04	0.00	0.00	0.00	32,336.04	0.00
D	09/01/26 - 09/30/26	30	0.00	53,486.25	0.00	53,486.25	0.00	0.00	0.00	53,486.25	0.00
E	09/01/26 - 09/30/26	30	0.00	30,561.04	0.00	30,561.04	0.00	0.00	0.00	30,561.04	0.00
F	09/01/26 - 09/30/26	30	0.00	49,664.79	0.00	49,664.79	0.00	0.00	0.00	49,664.79	0.00
G-RR	09/01/26 - 09/30/26	30	0.00	50,464.75	0.00	50,464.75	0.00	0.00	0.00	50,464.75	0.00
J-RR	09/01/26 - 09/30/26	30	816,719.66	182,922.55	0.00	182,922.55	76,463.03	0.00	0.00	106,459.53	897,958.53
Totals			816,719.66	5,032,883.47	0.00	5,032,883.47	76,463.03	0.00	0.00	4,956,420.45	897,958.53

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	8,281,589.50
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	5,044,526.72	Master Servicing Fee	2,452.97
Interest Reductions due to Nonrecoverability Determination	(88,250.00)	Certificate Administrator Fee	7,566.77
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	358.61
ARD Interest	0.00	Operating Advisor Fee	1,018.47
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	215.17
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,956,276.72	Total Fees	11,612.00

Principal		Expenses/Reimbursements
Scheduled Principal	118,499.91	Reimbursement for Interest on Advances	423.85
Unscheduled Principal Collections		ASER Amount	4,621.39
Principal Prepayments	3,206,669.14	Special Servicing Fees (Monthly)	(17,875.00)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,074.04
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	3,325,169.05	Total Expenses/Reimbursements	(11,755.72)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,956,420.45
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	3,325,169.05
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	8,281,589.50
Total Funds Collected	8,281,445.77	Total Funds Distributed	8,281,445.78

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	860,675,741.61	860,675,741.61	Beginning Certificate Balance	860,675,740.87
(-) Scheduled Principal Collections	118,499.91	118,499.91	(-) Principal Distributions	3,325,169.05
(-) Unscheduled Principal Collections	3,206,669.14	3,206,669.14	(-) Realized Losses	893,330.12
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	893,330.86
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	893,330.86	893,330.86	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	856,457,241.70	856,457,241.70	Certificate Other Adjustments**	(0.74)
Beginning Actual Collateral Balance	860,691,948.97	860,691,948.97	Ending Certificate Balance	856,457,241.70
Ending Actual Collateral Balance	856,457,241.72	856,457,241.72

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.74)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.74
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	7.02%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	1	4,100,000.00	0.48%	29	7.1800	1.270000	1.49x or less	28	489,494,700.26	57.15%	30	7.2034	1.117670
5,000,000 to 9,999,999	11	74,695,000.00	8.72%	30	7.3093	1.378061	1.50x - 1.59x	4	63,900,000.00	7.46%	29	7.4848	1.537042
10,000,000 to 19,999,999	15	219,512,541.44	25.63%	29	7.4137	1.472184	1.60x - 1.69x	1	7,000,000.00	0.82%	31	7.0150	1.620000
20,000,000 to 29,999,999	13	307,649,700.26	35.92%	29	7.0781	1.493029	1.70x - 1.79x	3	47,528,996.16	5.55%	29	8.4600	1.730000
30,000,000 to 39,999,999	4	130,500,000.00	15.24%	30	7.1472	1.169847	1.80x - 1.89x	1	12,700,000.00	1.48%	29	7.9200	1.830000
40,000,000 or higher	2	120,000,000.00	14.01%	30	5.8798	1.980000	1.90x - 1.99x	2	120,000,000.00	14.01%	30	5.8798	1.980000
Totals	46	856,457,241.70	100.00%	30	7.0274	1.495579	2.00x or greater	7	115,833,545.28	13.52%	29	6.5351	2.427468
							Totals	46	856,457,241.70	100.00%	30	7.0274	1.495579
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	4	61,318,148.00	7.16%	29	7.0602	1.212023
							Industrial	22	133,920,468.00	15.64%	30	6.4359	1.733324
Florida	7	65,143,146.00	7.61%	28	6.5544	2.183859
							Lodging	6	91,575,000.00	10.69%	30	7.7933	1.142790
Georgia	1	11,546,296.00	1.35%	29	7.3640	1.530000
							Mixed Use	4	108,283,545.28	12.64%	30	6.9186	1.884803
Illinois	3	9,076,799.00	1.06%	30	6.3941	1.635500
							Multi-Family	25	269,464,999.00	31.46%	29	6.5311	1.351818
Kansas	2	3,825,484.00	0.45%	30	5.7440	1.980000
							Office	9	132,804,232.26	15.51%	30	7.7024	1.315383
Kentucky	3	30,042,238.00	3.51%	29	7.3409	1.890758
							Other	3	7,800,000.00	0.91%	30	7.6500	0.970000
Maryland	2	34,297,421.00	4.00%	30	6.7665	1.174546
							Retail	7	107,528,996.16	12.56%	29	7.5909	1.752320
Michigan	3	32,202,466.00	3.76%	30	5.7440	1.980000
							Self Storage	1	5,080,000.00	0.59%	29	6.9300	1.000000
Missouri	2	3,674,373.00	0.43%	30	5.7440	1.980000
							Totals	77	856,457,241.70	100.00%	30	7.0274	1.495579
Nevada	3	47,528,996.16	5.55%	29	8.4600	1.730000

New Jersey	2	23,500,000.00	2.74%	30	7.6747	1.393617

New York	17	286,798,545.28	33.49%	30	6.7306	1.493308

North Carolina	1	14,333,333.00	1.67%	29	7.3640	1.530000

Ohio	12	71,043,790.00	8.30%	29	6.7969	1.390385

Pennsylvania	1	2,552,974.00	0.30%	30	5.7440	1.980000

South Carolina	4	5,599,046.00	0.65%	30	5.7440	1.980000

Texas	3	42,084,670.00	4.91%	30	7.8220	1.492887

Utah	1	33,000,000.00	3.85%	31	7.6400	0.730000

Virginia	5	54,971,845.58	6.42%	30	7.6058	1.054997

Washington	1	23,917,669.68	2.79%	30	7.8450	1.300000

Totals	77	856,457,241.70	100.00%	30	7.0274	1.495579

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.99999 or less	3	108,000,000.00	12.61%	29	5.7472	2.184074	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.00000 to 6.49999	10	217,250,000.00	25.37%	30	6.1991	1.593738	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	6.50000 to 6.99999	4	51,245,000.00	5.98%	30	6.8506	1.113353	25 months to 36 months	46	856,457,241.70	100.00%	30	7.0274	1.495579
	7.00000 to 7.49999	10	143,433,545.28	16.75%	29	7.3144	1.462972	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	7.50000 to 7.99999	13	229,349,700.26	26.78%	30	7.6968	1.151885	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	8.00000 or higher	6	107,178,996.16	12.51%	29	8.2644	1.564692	Totals	46	856,457,241.70	100.00%	30	7.0274	1.495579
	Totals	46	856,457,241.70	100.00%	30	7.0274	1.495579
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	54 months or less	46	856,457,241.70	100.00%	30	7.0274	1.495579	Interest Only	40	735,570,000.00	85.89%	29	6.8814	1.486897
	55 months or greater	0	0.00	0.00%	0	0.0000	0.000000	357 months or less	6	120,887,241.70	14.11%	30	7.9160	1.548404
	Totals	46	856,457,241.70	100.00%	30	7.0274	1.495579	358 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	46	856,457,241.70	100.00%	30	7.0274	1.495579
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		1	8,450,000.00	0.99%	30	6.9400	1.280000			No outstanding loans in this group
	12 months or less	42	792,707,241.70	92.56%	30	7.0802	1.455921
	13 months to 24 months	3	55,300,000.00	6.46%	28	6.2839	2.096998
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	46	856,457,241.70	100.00%	30	7.0274	1.495579
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-1-1	30510593	MF	New York	NY	Actual/360	6.130%	178,791.67	0.00	0.00	N/A	04/06/29	--	35,000,000.00	35,000,000.00	10/06/26
1A-1-5	30510658	MF	New York	NY	Actual/360	6.130%	51,083.33	0.00	0.00	N/A	04/06/29	--	10,000,000.00	10,000,000.00	10/06/26
1A-2-1	30510594	MF	New York	NY	Actual/360	6.130%	127,708.33	0.00	0.00	N/A	04/06/29	--	25,000,000.00	25,000,000.00	10/06/26
2A-1	30510613	Various Various		Various	Actual/360	5.744%	335,066.67	0.00	0.00	N/A	04/06/29	--	70,000,000.00	70,000,000.00	10/06/26
3A-2	30510605	MU	New York	NY	Actual/360	6.070%	252,916.67	0.00	0.00	N/A	04/06/29	--	50,000,000.00	50,000,000.00	10/06/26
4A-1	30322386	RT	Henderson	NV	Actual/360	8.460%	136,933.30	23,573.36	0.00	N/A	03/06/29	--	19,423,163.53	19,399,590.17	10/06/26
4A-2	30322387	RT	Henderson	NV	Actual/360	8.460%	87,842.71	15,122.31	0.00	N/A	03/06/29	--	12,459,959.51	12,444,837.20	10/06/26
4A-3	30322388	RT	Henderson	NV	Actual/360	8.460%	110,710.58	19,059.05	0.00	N/A	03/06/29	--	15,703,627.84	15,684,568.79	10/06/26
5A-1	30530299	OF	Various	Various	Actual/360	7.364%	141,143.33	0.00	0.00	N/A	03/06/29	--	23,000,000.00	23,000,000.00	10/06/26
5A-2	30530300				Actual/360	7.364%	122,733.33	0.00	0.00	N/A	03/06/29	--	20,000,000.00	20,000,000.00	10/06/26
6A-1	30322275	MF	Fort Walton Beach	FL	Actual/360	5.753%	115,060.00	0.00	0.00	N/A	02/06/29	--	24,000,000.00	24,000,000.00	10/06/26
6A-2-2	30322277	MF	Fort Walton Beach	FL	Actual/360	5.753%	67,118.33	0.00	0.00	N/A	02/06/29	--	14,000,000.00	14,000,000.00	10/06/26
7	30322389	LO	Park City	UT	Actual/360	7.640%	210,100.00	0.00	0.00	N/A	05/06/29	--	33,000,000.00	33,000,000.00	10/06/26
8	30322390	IN	Columbia	MD	Actual/360	6.823%	184,789.58	0.00	0.00	N/A	04/06/29	--	32,500,000.00	32,500,000.00	10/06/26
9A-1-3	30322391	RT	Cincinnati	OH	Actual/360	6.271%	104,516.67	0.00	0.00	N/A	03/01/29	--	20,000,000.00	20,000,000.00	10/01/26
9A-1-4	30322392	RT	Cincinnati	OH	Actual/360	6.271%	52,258.33	0.00	0.00	N/A	03/01/29	--	10,000,000.00	10,000,000.00	10/01/26
10A-10	30510423	RT	Staten Island	NY	Actual/360	7.534%	125,566.67	0.00	0.00	N/A	02/01/29	--	20,000,000.00	20,000,000.00	10/01/26
10A-11	30510424	RT	Staten Island	NY	Actual/360	7.534%	62,783.33	0.00	0.00	N/A	02/01/29	--	10,000,000.00	10,000,000.00	10/01/26
11	30322393	OF	Austin	TX	Actual/360	8.143%	203,575.00	0.00	0.00	N/A	04/06/29	--	30,000,000.00	30,000,000.00	10/06/26
12A-3	30510649	OF	Arlington	VA	Actual/360	7.530%	187,808.26	22,572.71	0.00	N/A	05/06/29	--	29,929,603.29	29,907,030.58	10/06/26
13	30530303	LO	San Diego	CA	Actual/360	7.886%	186,471.04	0.00	0.00	N/A	04/06/29	--	28,375,000.00	28,375,000.00	10/06/26
14A-2	30322394	MF	Los Angeles	CA	Actual/360	6.300%	131,250.00	0.00	0.00	N/A	02/11/29	--	25,000,000.00	25,000,000.00	10/11/26
15	30322395	OF	Tumwater	WA	Actual/360	7.845%	156,491.97	19,917.15	0.00	N/A	04/11/29	--	23,937,586.83	23,917,669.68	10/11/26
16	30510599	MU	New York	NY	Actual/360	8.030%	158,927.08	0.00	0.00	N/A	04/06/29	--	23,750,000.00	23,750,000.00	10/06/26
17A-2-1	30510492	IN	Lexington	KY	Actual/360	7.440%	142,600.00	0.00	0.00	N/A	03/06/29	--	23,000,000.00	23,000,000.00	10/06/26
18	30322396	MF	Brooklyn	NY	Actual/360	6.340%	114,648.33	0.00	0.00	N/A	04/06/29	--	21,700,000.00	21,700,000.00	10/06/26
19A-3	30510515	MU	New York	NY	Actual/360	7.270%	118,451.33	18,255.33	0.00	N/A	03/06/29	--	19,551,800.61	19,533,545.28	10/06/26
20	30322397	MF	Cincinnati	OH	Actual/360	7.590%	111,636.25	0.00	0.00	N/A	05/06/29	--	17,650,000.00	17,650,000.00	09/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
21	30510542	LO	Various	VA	Actual/360	7.840%	114,333.33	0.00	0.00	N/A	03/06/29	--	17,500,000.00	17,500,000.00	10/06/26
22	30322398	MF	New York	NY	Actual/360	7.450%	107,404.17	0.00	0.00	N/A	02/06/29	--	17,300,000.00	17,300,000.00	10/06/26
23A-1	30322399	MF	Euclid	OH	Actual/360	7.060%	0.00	0.00	0.00	N/A	02/06/29	--	15,000,000.00	15,000,000.00	12/06/24
24	30510595	MU	Lakewood	NJ	Actual/360	7.530%	94,125.00	0.00	0.00	N/A	04/06/29	--	15,000,000.00	15,000,000.00	10/06/26
25	30322404	MF	Brooklyn	NY	Actual/360	6.310%	69,935.83	0.00	0.00	N/A	03/06/29	--	13,300,000.00	13,300,000.00	10/06/26
26	30322405	LO	Pensacola	FL	Actual/360	7.920%	83,820.00	0.00	0.00	N/A	03/06/29	--	12,700,000.00	12,700,000.00	10/06/26
27	30322406	MF	Brooklyn	NY	Actual/360	7.490%	57,423.33	0.00	0.00	N/A	03/06/29	--	9,200,000.00	9,200,000.00	10/06/26
28	30322407	IN	Bayonne	NJ	Actual/360	7.930%	56,170.83	0.00	0.00	N/A	04/06/29	--	8,500,000.00	8,500,000.00	10/06/26
29	30322408	MF	Bronx	NY	Actual/360	6.940%	48,869.17	0.00	0.00	N/A	04/06/29	--	8,450,000.00	8,450,000.00	04/06/26
30	30510565	98	Various	Various	Actual/360	7.650%	49,725.00	0.00	0.00	N/A	04/06/29	--	7,800,000.00	7,800,000.00	10/06/26
31	30322409	MF	New York	NY	Actual/360	6.487%	39,192.29	0.00	0.00	N/A	03/06/29	--	7,250,000.00	7,250,000.00	10/06/26
32	30322410	MF	Bronx	NY	Actual/360	7.015%	40,920.83	0.00	0.00	N/A	05/06/29	--	7,000,000.00	7,000,000.00	10/06/26
33A-2-2	30322411	OF	Fort Lauderdale	FL	Actual/360	8.250%	40,562.50	0.00	0.00	N/A	12/06/28	--	5,900,000.00	5,900,000.00	10/06/26
34	30510632	MF	Brecksville	OH	Actual/360	7.003%	30,929.92	0.00	0.00	N/A	05/06/29	--	5,300,000.00	5,300,000.00	10/06/26
35	30322412	MF	Albany	NY	Actual/360	6.800%	29,551.67	0.00	0.00	N/A	04/06/29	--	5,215,000.00	5,215,000.00	10/06/26
36	30322413	SS	Vacaville	CA	Actual/360	6.930%	29,337.00	0.00	0.00	N/A	03/06/29	--	5,080,000.00	5,080,000.00	10/06/26
37	30510562	MF	Lake Wales	FL	Actual/360	7.750%	32,291.67	0.00	0.00	N/A	04/06/29	--	5,000,000.00	5,000,000.00	09/06/26
38	30322414	MF	Columbus	GA	Actual/360	8.245%	28,170.42	3,206,669.14	0.00	N/A	01/06/29	--	4,100,000.00	0.00	10/06/26
39	30322415	MF	Brooklyn	NY	Actual/360	7.180%	24,531.67	0.00	0.00	N/A	03/06/29	--	4,100,000.00	4,100,000.00	10/06/26
Totals							4,956,276.72	3,325,169.05	0.00				860,675,741.61	856,457,241.70
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-1-1	10,184,366.28	10,149,837.94	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-1-5	10,184,366.28	10,149,837.94	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-2-1	10,184,366.28	10,149,837.94	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-1	28,308,804.61	27,980,780.16	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-2	21,466,533.53	20,052,077.10	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-1	10,709,759.75	9,655,025.98	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-2	10,709,759.75	9,655,025.98	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-3	10,709,759.75	9,655,025.98	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-1	14,119,127.75	13,763,664.19	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-2	14,119,127.75	13,763,664.19	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A-1	3,655,950.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A-2-2	3,655,950.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,149,348.63	2,278,572.74	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,688,607.95	2,574,813.63	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9A-1-3	38,806,415.96	40,375,363.14	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9A-1-4	38,806,415.96	40,375,363.14	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-10	24,558,951.80	19,567,292.04	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-11	24,558,951.80	19,567,292.04	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,549,395.14	3,750,977.37	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12A-3	19,947,724.67	12,820,938.84	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,717,980.43	3,274,971.37	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14A-2	4,155,397.87	4,277,425.08	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,949,994.01	3,088,595.52	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,068,996.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17A-2-1	13,407,140.80	13,780,995.12	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,671,801.12	1,653,168.78	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19A-3	36,893,719.96	24,445,849.72	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,673,044.32	0.00	--	--	--	0.00	0.00	111,599.48	111,599.48	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
21	2,980,805.53	1,986,328.02	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,415,547.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23A-1	0.00	(3,912,185.16)	01/01/26	06/30/26	05/11/26	12,885,127.10	201,432.86	(190.88)	1,227,710.82	0.00	0.00
24	1,838,889.95	1,801,996.28	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,055,278.91	1,042,310.34	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,476,481.78	2,056,639.36	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	842,598.19	861,530.78	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	772,392.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	10/13/26	799,376.27	4,621.39	44,140.25	293,373.17	56,510.04	0.00
30	626,424.38	624,334.60	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	592,994.23	702,176.88	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	811,494.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33A-2-2	7,077,265.00	7,365,998.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,015,583.30	1,280,895.09	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	242,626.71	78,338.59	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	383,994.97	362,257.24	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	576,799.02	463,642.98	07/01/25	06/30/26	--	0.00	0.00	32,281.25	32,281.25	0.00	0.00
38	0.00	0.00	--	--	05/11/26	0.00	0.00	0.00	0.00	0.00	0.00
39	434,548.92	381,937.04	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	392,755,484.98	341,902,595.97				13,684,503.37	206,054.25	187,830.11	1,664,964.72	56,510.04	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
38	30322414	3,206,669.14	DPO	0.00	0.00
Totals		3,206,669.14		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/19/26	0	0.00	0	0.00	2	23,450,000.00	3	40,750,000.00	1	0.00	0	0.00	0	0.00	1	3,206,669.14	7.027415%	7.011506%	30
09/17/26	1	5,000,000.00	0	0.00	3	27,550,000.00	3	40,750,000.00	1	4,100,000.00	0	0.00	0	0.00	0	0.00	7.033348%	7.017114%	31
08/17/26	1	5,000,000.00	0	0.00	3	27,550,000.00	2	32,300,000.00	1	4,100,000.00	1	29,945,810.63	0	0.00	0	0.00	7.033452%	7.017218%	32
07/17/26	3	56,661,913.56	1	8,450,000.00	2	19,100,000.00	2	32,300,000.00	1	4,100,000.00	1	4,100,000.00	0	0.00	0	0.00	7.033555%	7.017321%	33
06/17/26	1	8,450,000.00	0	0.00	2	19,100,000.00	2	32,300,000.00	1	4,100,000.00	0	0.00	0	0.00	0	0.00	7.033685%	7.017450%	34
05/15/26	4	48,450,000.00	0	0.00	2	19,100,000.00	2	32,300,000.00	0	0.00	1	50,000,000.00	0	0.00	0	0.00	7.033786%	7.017551%	35
04/17/26	2	35,000,000.00	0	0.00	2	19,100,000.00	2	32,300,000.00	0	0.00	0	0.00	0	0.00	0	0.00	7.033902%	7.017667%	36
03/17/26	2	35,000,000.00	1	4,100,000.00	1	15,000,000.00	2	32,300,000.00	0	0.00	0	0.00	0	0.00	0	0.00	7.033992%	7.017757%	37
02/18/26	1	4,100,000.00	0	0.00	1	15,000,000.00	2	32,300,000.00	0	0.00	0	0.00	0	0.00	0	0.00	7.034156%	7.017920%	38
01/16/26	3	39,100,000.00	0	0.00	1	15,000,000.00	2	32,300,000.00	0	0.00	0	0.00	0	0.00	0	0.00	7.034245%	7.018009%	39
12/17/25	1	21,700,000.00	1	8,450,000.00	1	15,000,000.00	2	32,300,000.00	0	0.00	0	0.00	0	0.00	0	0.00	7.034333%	7.018096%	40
11/18/25	2	12,550,000.00	0	0.00	1	15,000,000.00	1	17,300,000.00	0	0.00	0	0.00	0	0.00	0	0.00	7.034445%	7.018208%	41
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
20	30322397	09/06/26	0	B	111,599.48	111,599.48	0.00	17,650,000.00
23A-1	30322399	12/06/24	21	6	(190.88)	1,227,710.82	74,027.64	15,000,000.00	02/19/25	98	05/22/25	03/28/25
29	30322408	04/06/26	5	6	44,140.25	293,373.17	87,604.87	8,450,000.00	07/06/26	2		08/24/26
37	30510562	09/06/26	0	B	32,281.25	32,281.25	2,500.00	5,000,000.00
Totals					187,830.11	1,664,964.72	164,132.51	46,100,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		856,457,242	815,707,242	0		40,750,000
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-26	856,457,242	833,007,242	0	0	15,000,000	8,450,000
Sep-26	860,675,742	828,125,742	5,000,000	0	15,000,000	12,550,000
Aug-26	860,767,004	828,217,004	5,000,000	0	23,450,000	4,100,000
Jul-26	860,857,641	776,645,728	56,661,914	8,450,000	15,000,000	4,100,000
Jun-26	860,974,150	833,424,150	8,450,000	0	15,000,000	4,100,000
May-26	861,063,370	793,513,370	48,450,000	0	19,100,000	0
Apr-26	861,156,524	807,056,524	35,000,000	0	19,100,000	0
Mar-26	861,228,733	807,128,733	35,000,000	4,100,000	15,000,000	0
Feb-26	861,361,475	842,261,475	4,100,000	0	15,000,000	0
Jan-26	861,432,264	807,332,264	39,100,000	0	15,000,000	0
Dec-25	861,502,562	816,352,562	21,700,000	8,450,000	15,000,000	0
Nov-25	861,592,769	834,042,769	12,550,000	0	15,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
23A-1	30322399	15,000,000.00	15,000,000.00	18,100,000.00	04/01/26	(4,096,685.16)	(1.08000)	06/30/26	02/06/29	I/O
29	30322408	8,450,000.00	8,450,000.00	8,800,000.00	08/07/26	772,146.00	1.28000	12/31/23	04/06/29	I/O
38	30322414	0.00	-	5,900,000.00	03/30/26	343,021.91	1.00000	12/31/24	01/06/29	330
Totals		23,450,000.00	23,450,000.00	32,800,000.00		(2,981,517.25)

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
23A-1	30322399	MF	OH	02/19/25	98

10/13/2026 - The Loan transferred to special servicing on 2/19/2025 due to payment default. In May 2025, Borrower filed bankruptcy shortly after the court approved Lender''s receivership motion. In November 2025, the court granted full stay relief and sub sequently dismissed the bankruptcy case. Borrower is barred from refiling for two years. The receiver has engaged a general contractor to implement a property rehabilitation plan approved by Lender. The first phase of plan is expected to be completed by D ecember 2026. The judge entered an order granting default judgement against the guarantor. To date, ASC has been unable to locate guarantor''s liquid assets or any other assets that is not already materially impaired.
29	30322408	MF	NY	07/06/26	2

10/13/2026 - The Loan transferred to Special Servicing on July 6, 2026 due to Payment Default after becoming more than 60 days delinquent. The Loan remains delinquent with respect to the May through July 2026 debt service payments. Per the 3/31/2026 rent roll, the collateral property is 100% occupied, however, a significant portion of the tenants have expired CityFHEPS vouchers and the sponsor expressed difficulty in securing renewed vouchers. The special servicer has filed for receivership and foreclosu re as of 8/24/2026. The borrower has ceased all communication with the lender.

38	30322414	MF	GA	03/02/26	7

9/11/2026 - Transferred 03/02/26 due to Imminent Monetary Default (excluding Maturity or Single Tenant Bankruptcy). Lender was the successful bidder at the foreclosure sale and title to the REO property was acquired 6/2/2026. The Special

Servicer has enga ged a third party property manager and is working with them to finalize an appropriate capital budget necessary to stabilize property operations and occupancy. The REO property was placed under contract with a third party purchaser and the sale is contemp lated to close in the near term.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3A-2	30510605	0.00	6.07000%	0.00	6.07000%	8	03/26/26	03/26/26	05/06/26
12A-3	30510649	0.00	7.53000%	0.00	7.53000%	8	05/13/26	05/13/26	07/28/26
38	30322414	0.00	8.24500%	0.00	8.24500%	8	06/01/26	06/01/26	07/08/26
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
38	30322414 10/19/26	4,100,000.00	5,900,000.00	4,171,831.25	965,162.11	4,171,831.25	3,206,669.14	893,330.86	0.00	0.00	893,330.86	21.78%
Current Period Totals		4,100,000.00	5,900,000.00	4,171,831.25	965,162.11	4,171,831.25	3,206,669.14	893,330.86	0.00	0.00	893,330.86
Cumulative Totals		4,100,000.00	5,900,000.00	4,171,831.25	965,162.11	4,171,831.25	3,206,669.14	893,330.86	0.00	0.00	893,330.86

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
38	30322414	10/19/26	0.00	0.00	893,330.86	0.00	0.00	893,330.86	0.00	0.00	893,330.86
Current Period Totals			0.00	0.00	893,330.86	0.00	0.00	893,330.86	0.00		893,330.86
Cumulative Totals			0.00	0.00	893,330.86	0.00	0.00	893,330.86	0.00	0.00	893,330.86

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3A-2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(95.34)	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	1,074.04	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23A-1	0.00	0.00	3,125.00	0.00	0.00	0.00	0.00	88,250.00	0.00	0.00	0.00	0.00
29	0.00	0.00	3,500.00	0.00	0.00	4,621.39	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	786.36	0.00	0.00	0.00
38	0.00	0.00	(24,500.00)	0.00	0.00	0.00	0.00	0.00	(267.17)	0.00	0.00	0.00
Total	0.00	0.00	(17,875.00)	0.00	1,074.04	4,621.39	0.00	88,250.00	423.85	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		76,494.28

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Supplemental Notes
None

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